ACQUISITIONS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
The following investment was accounted for using the equity method as the company has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
Colombian Solar Partnership
On August 6, 2025, Isagen S.A. E.S.P. invested COP544 billion ($135 million) (COP113 billion ($27 million) net to the company) into a utility-scale solar asset through a strategic partnership formed with a renewable energy operator and developer in South America. The company, together with its institutional partners holds an interest of approximately 50% in the project (17% net to the company).
Completed in 2024
The following investment was accounted for using the equity method as the company has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
U.S. eFuels Portfolio
In December 2024, the company, together with its institutional partners, completed the acquisition of a 67% interest in an eFuels facility in the U.S. that will be capable of producing 500 barrels per day for consideration of $45 million ($9 million net to the company).
Completed in 2023
The following investments were accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
Brazilian Wind Portfolio
On March 3, 2023, the company, together with its institutional partners, completed the acquisition of 100% interest in a 136 MW portfolio of wind assets in Brazil. The total purchase price of this acquisition was $95 million (approximately $21 million net to the company), comprising of closing consideration, including working capital and closing adjustments of $90 million (approximately $20 million net to the company) plus $5 million of deferred consideration (approximately $1 million net to the company). The company holds an approximately 22.5% economic interest. The total transaction costs related to the acquisition were less than $1 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the Brazil Wind Portfolio would have been $24 million for the year ending December 31, 2023.
U.S. Renewable Portfolio
On October 25 2023, the company, together with its institutional partners, completed the acquisition of a 100% interest in a fully integrated developer and operator of renewable power assets in the United States with 5,900 MW of operating and under construction assets, with a 6,100 MW development pipeline for $1,083 million (approximately $308 million net to the company) $565 million (approximately $161 million net to the company) plus $518 million of deferred consideration (approximately $147 million net to the company). Total fair value of net assets acquired, net of non-controlling interest was $1,453 million. The total transaction costs related to the acquisition were $6 million (approximately $2 million net to the company) and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Renewable Portfolio would have been $401 million for the year ended December 31, 2023.
Brazilian Wind Portfolio
On November 6, 2023, the company, together with its institutional partners, completed the acquisition of a 100% interest in a 60 MW portfolio of operating wind assets in Brazil for total consideration of R$113 million ($23 million) (R$25 million ($5 million) net to the company). The company holds an approximately 22.5% economic interest. The total transaction costs related to the acquisition were less than $1 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the Brazil Wind Portfolio would have been $9 million for the year ended December 31, 2023.
The purchase price allocations, at fair value, as at December 31, 2023, with respect to the acquisitions are as follows:

(MILLIONS)	Brazil Wind Portfolio	U.S. Renewable Portfolio	Brazil Wind Portfolio	Total
Cash and cash equivalents	$10	$88	$1	$99
Restricted cash	—	111	—	111
Trade receivables and other current assets	9	127	4	140
Property, plant and equipment	130	3,937	40	4,107
Financial instruments assets	—	38	—	38
Equity accounted investments	—	36	—	36
Other non-current assets	19	54	5	78
Accounts payable and accrued liabilities	(22)	(88)	(2)	(112)
Current portion of non-recourse borrowings	(4)	(187)	(2)	(193)
Financial instruments liabilities	—	(1,037)	—	(1,037)
Non-recourse borrowings	(45)	(905)	(17)	(967)
Deferred tax liabilities	—	(29)	—	(29)
Provisions	(2)	(219)	—	(221)
Other long-term liabilities	—	(130)	(6)	(136)
Fair value of net assets acquired	95	1,796	23	1,914
Non-controlling interests	—	(343)	—	(343)
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$95	$1,453	$23	$1,571